Cover	9 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SINGING MACHINE CO INC
Entity Central Index Key	0000923601
Entity Tax Identification Number	95-3795478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6301 NW 5th Way, Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	954
Local Phone Number	596-1000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6301 NW 5th Way, Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	954
Local Phone Number	596-1000
Contact Personnel Name	Gary Atkinson